Financial Assets At Fair Value Through Other Comprehensive Income - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Financial assets at fair value through other comprehensive income [abstract]
Debt securities	£ 13,369	£ 13,229
Loans and advances to customers	69	73
Financial assets at fair value through other comprehensive income	£ 13,438	£ 13,302